Financial risk management	6 Months Ended
Dec. 31, 2018
Financial risk management
Financial risk management

30Financial risk management

30.1Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk and interest rate risk), credit risk, and liquidity risk.

The interim consolidated financial statements do not include all financial risk management information and disclosures required in the annual financial statements, they should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended 30 June 2018, as filed with the Securities and Exchange Commission on 28 September 2018, in the Company’s Annual Report on Form 20-F.

There have been no changes in risk management since the previous financial year end or in any risk management policies.

30.2Hedging activities

The Group uses derivative financial instruments to hedge certain exposures, and has designated certain derivatives as hedges of cash flows (cash flow hedge).

The Group hedges the foreign exchange risk on contracted future US dollar revenues whenever possible using the Group’s US dollar net borrowings as the hedging instrument. The foreign exchange gains or losses arising on re-translation of the Group’s US dollar net borrowings used in the hedge are initially recognized in other comprehensive income, rather than being recognized in the income statement immediately. Amounts previously recognized in other comprehensive income and accumulated in the hedging reserve are subsequently reclassified into the income statement in the same accounting period, and within the same income statement line (i.e. commercial revenue), as the underlying future US dollar revenues, which given the varying lengths of the commercial revenue contracts will be between January 2019 to June 2023. The foreign exchange gains or losses arising on re-translation of the Group’s unhedged US dollar borrowings are recognized in the income statement immediately (within net finance costs). The table below details the net borrowings being hedged at the balance sheet date:

	31 December 2018 $’000	30 June 2018 $’000	31 December 2017 $’000
USD borrowings	650,000	650,000	650,000
Hedged USD cash	(210,400)	(128,500)	(111,200)

Net USD debt	439,600	521,500	538,800
Hedged future USD revenues	(338,046)	(307,019)	(296,369)

Unhedged USD borrowings	101,554	214,481	242,431

Closing USD exchange rate ($: £)	1.2790	1.3194	1.3513

The Group hedges its cash flow interest rate risk where appropriate using interest rate swaps. Such interest rate swaps have the economic effect of converting borrowings from floating rates to fixed rates. The following table details the interest rate swaps at the balance sheet date that are used to hedge borrowings:

	31 December 2018	30 June 2018	31 December 2017
Principal value of loan outstanding ($’000)	150,000	150,000	225,000
Rate received	1 month $ LIBOR	1 month $ LIBOR	1 month $ LIBOR
Rate paid	Fixed 2.032%	Fixed 2.032%	Fixed 2.032%
Expiry date	30 June 2024	30 June 2024	30 June 2024

As of 31 December 2018 the fair value of the above interest rate swap was an asset of £2,504,000 (30 June 2018: asset of £4,490,000; 31 December 2017: asset of £907,000).

The Group seeks to hedge the majority of the currency risk on revenue arising as a result of participation in UEFA competitions, either by using contracted future foreign currency expenses or by placing forward foreign exchange contracts, at the point at which it becomes reasonably certain that it will receive the revenue.

30.3Fair value estimation

The following table presents the financial instruments carried at fair value. The different levels used in measuring fair value have been defined as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices);

•	Level 3 - inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	31 December 2018 £’000	30 June 2018 £’000	31 December 2017 £’000
Assets
Derivatives used for hedging: (note 18):
Interest rate swaps	2,504	4,490	907
Derivatives at fair value through profit or loss (note 18):
Embedded foreign exchange derivatives	680	624	869
Forward foreign exchange contracts	—	852	2,120

	3,184	5,966	3,896

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximise the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is categorized as Level 2. All of the financial instruments detailed above are categorized as Level 2.